THE
                                     ALGER
                                    AMERICAN
                                      FUND
                             ---------------------
                             MEETING THE CHALLENGE
                                  OF INVESTING


                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO


                                   SEMI-ANNUAL
                                     REPORT
                                 -------------
                                 JUNE 30, 1997
                                  (UNAUDITED)

FELLOW SHAREHOLDERS:

                                                                   JULY 30, 1997

A YEAR-TO-DATE REVIEW

    Thus far 1997 has been a challenging year for growth stock managers. While some of the trends which had penalized growth stocks in 1996 continued into the first few months of 1997, the good news is that these trends now appear to be reversing in favor of the growth style.

    Despite a strong January, the first quarter was difficult for growth managers as investors continued to favor blue-chip type stocks with predictable earnings and to shy away from traditional growth stocks with more explosive earnings growth potential. This trend, which began in the second quarter of 1996, was in response to the overriding concern of investors that the economy was growing too quickly and that this would touch off a series of preemptive strikes on inflation by the Fed. During the first few months of 1997 concerns about rates heightened because monthly economic indicators showed that the economy was growing very rapidly. The preliminary estimate for the Gross Domestic Product (GDP) released on April 30 confirmed the strength in the economy, with the growth rate soaring to 5.9%. This represented a rate of growth which was much higher than anyone expected, thereby fueling fears of an overheating economy. These concerns caused the market to behave erratically, particularly in the growth stock discipline. The effect was even more pronounced in the small cap sector as evidenced by the Russell 2000 Growth Index (the benchmark index for our Small Cap Portfolio) which was down 10.5% in the first quarter versus gains in excess of 2.5% for both the Dow Jones Industrial Average and the S&P 500 Index.

    I have maintained, however, that part of the strength in the economy, especially in January and February, related to the unusually pleasant weather in the Northeast. This had the effect of encouraging real estate activity and retail sales, which were further overstated by the seasonal adjustment factors. My reasoning was that if this were true, we would start to see a visible deceleration in economic activity in April and May. This has been borne out by the most recent data and now two things seem to be clear. First, the economy has slowed. More interesting and perhaps more relevant, there is clearly no inflation. The Consumer Price Index (CPI), has continued to decelerate in 1997, with the year-over-year rate of change dropping to 2.2% in May from 3.3% at the end of 1996. The core rate of CPI inflation, which excludes the more volatile food and energy prices, rose a mere 2.4% for the first half of 1997, the smallest increase during the first six-months in any given year since 1965. The drop in the Producer Price Index (PPI) continues to be startling. In fact, the PPI has dropped each month so far in 1997, the first consecutive six-month decline since 1952. Clearly, this is a major deflationary component and while producer prices have only a moderate influence on consumer prices, they nevertheless represent a part of our economy which suggests that inflation is in effect, dead.

    Additionally, wage gains, as measured by the index of average hourly earnings, appear to have moderated over the past three months despite the strong gains in employment and low rate of unemployment. Acute labor shortages resulting in higher wages still appear to be confined to certain industries or regions of the country. Even those companies or industries paying higher wages to attract new employees cannot pass those added costs on to end users because of stiff competition from domestic and foreign rivals. The recent appreciation in the dollar in foreign exchange markets has served to make the competition even more intense for many manufacturers.

    As we began the second quarter, the P/E multiples of quality growth stocks had compressed to the point where these stocks were selling at a discount to the broader market. In reviewing the outlook for the growth stocks in our universe of followed companies, we concluded that the drop in growth stock multiples did not reflect deteriorating company fundamentals, but instead negative investor psychology. Market psychology started to improve once economic indicators showed that the economy was in fact slowing and that inflation was not an imminent problem. As confidence in a benign economic outlook strengthened, investors began to focus on growth stocks after having shunned them for almost ten months. During the quarter, investors' willingness to pay a premium for superior earnings growth potential increased, leading to a significant rebound in growth stocks, particularly during the last month of the quarter. This change in investor psychology resulted in a strong ending to the first half of the year for all of the Portfolios.

LOOKING AHEAD

We believe that the market should continue to advance as investors focus on the positive outlook for continued growth in corporate earnings in 1998. Since prospects for moderate economic growth and modest inflation remain highly favorable, investor confidence should remain high. Investors, in our view, will continue to be attracted to the ability of quality growth stocks to produce strong earnings gains. Since quality growth stocks have typically traded at 1.5 to 2 times the market multiple, we believe that there is considerable room for further multiple expansion in the months ahead. We are encouraged by this reversal of negative investor psychology toward growth stocks and excited by the fact that there is still a long way to go until these explosive stocks are fairly valued relative to the broad market.

                                            Respectfully submitted,

                                            /s/ David D. Alger
                                            ------------------
                                            David D. Alger
                                            President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:
      Schedule of Investments ..........................................     3-4
      Financial Highlights .............................................       5
Alger American Small Capitalization Portfolio:
      Schedule of Investments ..........................................     6-9
      Financial Highlights .............................................      10
Alger American Income and Growth Portfolio:
      Schedule of Investments ..........................................   11-12
      Financial Highlights .............................................      13
Alger American Balanced Portfolio:
      Schedule of Investments ..........................................   14-16
      Financial Highlights .............................................      17
Alger American MidCap Growth Portfolio:
      Schedule of Investments ..........................................   18-19
      Financial Highlights .............................................      20
Alger American Leveraged AllCap Portfolio:
      Schedule of Investments ..........................................   21-22
      Financial Highlights .............................................      23
Statements of Assets and Liabilities ...................................      24
Statements of Operations ...............................................      25
Statement of Cash Flows (Alger American
Leveraged AllCap Portfolio) ............................................      26
Statements of Changes in Net Assets ....................................   27-28
Notes to Financial Statements ..........................................   29-31

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS--93.9%                                       VALUE
     ------                                                              -----
              AEROSPACE--6.9%
    201,100   Allied Signal Inc. .................................  $16,892,400
    442,300   Boeing Company (The)+ ..............................   23,469,765
    263,500   Gulfstream Aerospace Corp.* ........................    7,773,250
    197,700   Sundstrand Corp.+ ..................................   10,675,800
    276,900   United Technologies Corp. ..........................   22,982,700
                                                                    -----------
                                                                     81,793,915
                                                                    -----------
              AGRICULTURE--1.0%
    158,900   IMC Global Inc. ....................................    5,561,500
     81,700   Pioneer Hi-Bred International Inc. .................    6,536,000
                                                                    -----------
                                                                     12,097,500
                                                                    -----------
              APPAREL--.5%
    139,400   Tommy Hilfiger Corporation*+ .......................    5,602,207
                                                                    -----------
              APPLIANCES & TOOLS--1.7%
    529,200   Sunbeam Corp. ......................................   19,977,300
                                                                    -----------
              BIO-TECHNOLOGY--.2%
    102,800   BioChem Pharma Inc.*+ ..............................    2,287,300
                                                                    -----------
              CHEMICALS--2.1%
    313,200   Du Pont E.I. De Nemours & Co. ......................   19,692,450
    128,600   Monsanto Co. .......................................    5,537,902
                                                                    -----------
                                                                     25,230,352
                                                                    -----------
              COMMUNICATIONS--1.7%
    641,600   WorldCom Inc.* .....................................   20,531,200
                                                                    -----------
              COMMUNICATIONS EQUIPMENT--4.8%
    407,500   Cisco Systems, Inc.* ...............................   27,353,438
    105,700   (LM) Ericsson Telephone Co., ADR Cl. B .............    4,161,938
    171,000   Motorola, Inc. .....................................   12,996,000
    230,400   Tellabs, Inc.* .....................................   12,873,600
                                                                    -----------
                                                                     57,384,976
                                                                    -----------
              COMPUTER RELATED &
                 BUSINESS EQUIPMENT--3.1%
    260,600   Bay Networks Inc.* .................................    6,922,318
    219,400   Hewlett-Packard Company+ ...........................   12,286,400
    196,800   International Business Machines Corp. ..............   17,748,998
                                                                    -----------
                                                                     36,957,716
                                                                    -----------
              COMPUTER SOFTWARE--5.2%
     20,000   Electronics For Imaging Inc.* ......................      945,000
    177,300   Microsoft Corporation* .............................   22,406,288
    430,600   Oracle Corp.* ......................................   21,691,475
    396,800   Parametric Technology Corporation* .................   16,888,998
                                                                    -----------
                                                                     61,931,761
                                                                    -----------
              CONGLOMERATE--4.9%
    510,000   General Electric Co. ...............................   33,341,250
    356,200   Tyco International Ltd.+ ...........................   24,778,341
                                                                    -----------
                                                                     58,119,591
                                                                    -----------
              CONSUMER PRODUCTS--8.2%
    188,000   ADT Ltd.* ..........................................    6,204,000
    709,000   CUC International Inc.* ............................   18,301,417
    307,600   Colgate Palmolive Co. ..............................   20,070,900
    218,300   Corning Inc. .......................................   12,142,938
    393,600   Gillette Co. .......................................   37,293,600
     78,400   Newell Co. .........................................    3,106,600
                                                                    -----------
                                                                     97,119,455
                                                                    -----------
              ENERGY & ENERGY SERVICES--2.7%
    123,000   Diamond Offshore Drilling Inc.*+ ...................    9,609,375
     50,000   Santa Fe International Corp* .......................    1,700,000
    163,000   Schlumberger Ltd. ..................................   20,375,000
                                                                    -----------
                                                                     31,684,375
                                                                    -----------
              FINANCIAL SERVICES--10.8%
    128,249   Banc One Corp. .....................................    6,212,061
    294,900   Citicorp ...........................................   35,554,029
    261,426   First Data Corporation+ ............................   11,486,536
     27,400   Household International Inc. .......................    3,217,801
    340,300   Money Store Inc.(The)+ .............................    9,762,526
    854,205   Morgan Stanley, Dean Witter, Discover Co. ..........   36,784,630
    287,900   Paine Webber Group Inc. ............................   10,076,500
    368,100   Schwab (Charles) Corporation (The)+ ................   14,977,253
                                                                    -----------
                                                                    128,071,336
                                                                    -----------
              FOODS & BEVERAGES--.6%
    192,800   PepsiCo, Inc. ......................................    7,242,146
                                                                    -----------
              HEALTH CARE--.7%
    114,400   McKesson Corp. .....................................    8,866,000
                                                                    -----------




              HEALTH MAINTENANCE
              ORGANIZATION--.1%
     17,900   Oxford Health Plans, Inc.*+ ........................    1,284,325
                                                                    -----------
              INSURANCE--3.1%
    199,700   American International Group Inc. ..................   29,830,188
    148,400   MGIC Investment Corp.+ .............................    7,113,999
                                                                    -----------
                                                                     36,944,187
                                                                    -----------
              LEISURE & ENTERTAINMENT--2.9%
    437,200   Carnival Corporation Cl. A .........................   18,034,500
    756,500   International Game Technology ......................   13,427,875
    119,300   Mirage Resorts, Incorporated* ......................    3,012,325
                                                                    -----------
                                                                     34,474,700
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
     SHARES   COMMON STOCKS (CONTINUED)                                  VALUE
     ------                                                              -----
              MANUFACTURING--1.1%
    559,500   Westinghouse Electric Corp. ........................  $12,938,438
                                                                    -----------
              MEDICAL DEVICES--.6%
    142,500   Becton Dickinson & Co. .............................    7,214,063
                                                                    -----------
              OIL & GAS--1.9%
     49,800   EVI Inc.*+ .........................................    2,091,600
    275,300   Global Marine Inc.*+ ...............................    6,400,725
    181,500   Halliburton Co. ....................................   14,383,875
                                                                    -----------
                                                                     22,876,200
                                                                    -----------
              PHARMACEUTICALS--10.3%
    161,600   Bristol Myers Squibb Co.+ ..........................   13,089,600
    333,500   Eli Lilly & Company ................................   36,455,886
    353,000   Merck & Co., Inc. ..................................   36,535,500
    100,100   Pfizer Inc. ........................................   11,961,950
    124,600   Schering-Plough Corporation ........................    5,965,225
    150,900   Warner-Lambert Co. .................................   18,749,325
                                                                    -----------
                                                                    122,757,486
                                                                    -----------
              POLLUTION CONTROL--1.0%
    299,500   USA Waste Services, Inc.* ..........................   11,568,188
                                                                    -----------
              RETAILING--7.0%
    310,100   Gucci Group N.V ....................................   19,962,688
    517,300   Home Depot, Inc. ...................................   35,661,627
     57,000   Rite Aid Corp. .....................................    2,842,875
    745,300   Wal-Mart Stores Inc. ...............................   25,200,829
                                                                    -----------
                                                                     83,668,019
                                                                    -----------
              SEMICONDUCTORS--8.8%
    125,000   Adaptec, Inc.* .....................................    4,343,750
    302,600   Altera Corporation* ................................   15,281,300
     76,600   Intel Corp. ........................................   10,862,876
    411,200   Linear Technology Corporation ......................   21,279,600
    182,500   Maxim Integrated Products, Inc.* ...................   10,379,687
    322,200   Texas Instruments, Incorporated+ ...................   27,085,099
    310,400   Xilinx, Inc.*+ .....................................   15,229,155
                                                                    -----------
                                                                    104,461,467
                                                                    -----------
              SEMICONDUCTORS CAPITAL EQUIPMENT--1.0%
    169,700   Applied Materials Inc.* ..........................     12,016,965
                                                                    -----------
              TRANSPORTATION--.6%
     82,300   AMR Corp.*+ ......................................      7,612,750
                                                                    -----------
              MISCELLANEOUS--.4%
    146,500   Service Corp. International ......................      4,816,188
                                                                    -----------
              TOTAL COMMON STOCKS
                 (COST $896,879,535) ...........................  1,117,530,106
                                                                  -------------
              PREFERRED STOCK--1.7%

              COMMUNICATIONS
    272,000   Nokia Corporation, ADR+
                 (COST $14,738,099) ............................     20,060,000
                                                                    -----------

 PRINCIPAL    SHORT-TERM INVESTMENTS--9.5%
  AMOUNT      SHORT-TERM CORPORATE NOTES--5.8%
  ------
$ 8,400,000   Export Development Corp.,
                 5.45%, 7/3/97 .................................      8,397,457
 13,751,000   HMO Funding Corp.,
                 5.62%, 7/8/97 .................................     13,735,973
  6,249,000   Oglethorpe Power Corporation,
                 5.67%, 7/8/97 .................................      6,242,110
 30,800,000   Philip Morris Cos., Inc.,
                 5.50%, 7/2/97 .................................     30,795,294
  5,000,000   Progress Funding Corp.,
                 5.72%, 7/3/97 (a) .............................      4,998,412
  5,000,000   United Air Lines First Funding Corp.,
                 5.80%, 7/10/97 ................................      4,992,750
                                                                    -----------
              TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $69,161,996) ............................     69,161,996
                                                                    -----------
              SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--3.7%
              Securities Held Under Repurchase
                 Agreements, 5.85%-6.375%, 7/1/97,
                 with Bear, Stearns & Co. Inc., dtd 6/30/97,
                 repurchase price $44,068,087;
                 collateralized by U.S. Treasury
                 Strips (par value $150,287,000 due
                 5/15/01-11/15/18) .............................     44,060,383
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
                 (COST $113,222,379) ...........................    113,222,379
                                                                    -----------
TOTAL INVESTMENTS
   (COST $1,024,840,013) (B) .........................   105.1%   1,250,812,485
Liabilities in Excess of Other Assets ................    (5.1)     (60,787,152)
                                                         -----   --------------
NET ASSETS ...........................................   100.0%  $1,190,025,333
                                                         =====   ==============

   * Non-income producing security.
   + Securities partially or fully on loan.
 (a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
 (b) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,024,840,013, amounted to $225,972,472 which consisted of aggregate gross unrealized appreciation of $229,642,484 and aggregate gross unrealized depreciation of $3,670,012.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                      SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                          ENDED          ---------------------------------------------------------
                                                    JUNE 30, 1997(I)         1996         1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    34.33         $  31.16     $  23.13    $  24.67     $ 20.17     $ 18.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.05             0.12         0.02        0.07        0.03        0.03
Net realized and unrealized gain on investments             5.51             4.00         8.33        0.15        4.50        2.19
----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      5.56             4.12         8.35        0.22        4.53        2.22
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                       (0.13)           (0.02)       (0.07)      (0.03)      (0.03)      (0.03)
Distributions from net realized gains                      (0.23)           (0.93)       (0.25)      (1.73)        --        (0.02)
----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (0.36)           (0.95)       (0.32)      (1.76)      (0.03)      (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    39.53         $  34.33     $  31.16    $  23.13     $ 24.67     $ 20.17
==================================================================================================================================
Total Return                                               16.25%           13.35%       36.37%       1.45%      22.47%      12.38%
==================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)          $1,190,025         $991,028     $502,974    $150,390     $74,878     $30,316
==================================================================================================================================
   Ratio of expenses to average net assets                  0.78%            0.79%        0.85%       0.86%       0.97%       0.99%
==================================================================================================================================
   Ratio of net investment income to average
      net assets                                            0.30%            0.50%        0.18%       0.48%       0.25%       0.33%
==================================================================================================================================
   Portfolio Turnover Rate                                 60.87%           82.86%      118.33%     111.76%     112.64%      63.91%
==================================================================================================================================
   Average Commission Rate Paid                       $    .0679         $  .0683
=================================================================================


(i) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS--96.6%                                      VALUE
     ------                                                             -----
              AEROSPACE--1.9%
    241,300   Aviall Inc.* ...................................... $    3,378,200
    260,000   BE Aerospace Inc.* ................................      8,222,500
    200,300   Coltec Industries Inc.* ...........................      3,905,850
    468,700   Wyman Gordon Co*+ .................................     12,654,900
                                                                  --------------
                                                                      28,161,450
                                                                  --------------
              ALUMINUM--.3%
    390,600   Kaiser Aluminum Corp.* ............................      4,784,850
                                                                  --------------
              APPAREL--7.7%
    132,300   Brylane Inc.* .....................................      5,101,885
    257,000   Gymboree Corp* ....................................      6,168,000
    387,600   Jones Apparel Group Inc.* .........................     18,507,900
    265,400   Kellwood Co. ......................................      7,364,850
    248,500   Mens Wearhouse Inc.* ..............................      7,827,750
    546,300   Nautica Enterprises Inc.* .........................     14,443,079
    320,300   St. John Knits Inc. ...............................     17,296,200
    495,400   Tommy Hilfiger Corporation* .......................     19,909,135
    472,600   Warnaco Group Inc. Cl. A ..........................     15,064,125
                                                                  --------------
                                                                     111,682,924
                                                                  --------------
              APPLIANCES & TOOLS--1.0%
    380,400   Sunbeam Corp. .....................................     14,360,100
                                                                  --------------
              AUTOMOTIVE--.2%
    201,100   Navistar International Corp.* .....................      3,468,975
                                                                  --------------
              BIO-TECHNOLOGY--2.9%
    387,900   BioChem Pharma Inc.* ..............................      8,630,775
    317,500   Chiron Corp.* .....................................      6,627,813
    152,300   DEKALB Genetics Corp. Cl. B .......................     12,145,925
    208,600   INCYTE Pharmaceuticals, Inc.* .....................     13,976,200
                                                                  --------------
                                                                      41,380,713
                                                                  --------------
              BUILDING & CONSTRUCTION--.7%
     80,000   Hirsh International Corp. Cl. A* ..................      1,780,000
    556,500   Morrison Knudsen Corp.* ...........................      7,582,313
                                                                  --------------
                                                                       9,362,313
                                                                  --------------
              BUSINESS SERVICES--1.5%
    185,000   G & K Services Inc. Cl. A .........................      6,891,250
     53,300   Harte Hanks Communications, Inc. ..................      1,572,350
    247,100   Saville Systems PLC ADR* ..........................     12,849,200
                                                                  --------------
                                                                      21,312,800
                                                                  --------------
              CHEMICALS--.1%
     70,000   ChemFirst Inc. ....................................      1,898,750
                                                                  --------------
              COMMUNICATIONS--.7%
    159,000   Jacor Communications Inc.* ........................      6,081,750
    215,000   Sitel Corp.* ......................................      4,434,375
                                                                  --------------
                                                                      10,516,125
                                                                  --------------
              COMMUNICATIONS EQUIPMENT--4.1%
    260,100   Advanced Fibre Communications Inc.* ...............     15,703,538
    183,200   Essex International Inc.* .........................      5,106,700
     85,500   Powerwave Technologies, Inc.* .....................      1,923,750
    654,000   Tellabs, Inc.* ....................................     36,542,250
                                                                  --------------
                                                                      59,276,238
                                                                  --------------
              COMPUTER RELATED &
                 BUSINESS EQUIPMENT--.9%
    363,100   Auspex Systems Inc.* ..............................      3,494,838
    330,600   Bay Networks Inc.* ................................      8,781,728
                                                                  --------------
                                                                      12,276,566
                                                                  --------------
              COMPUTER SERVICES--5.0%
    156,500   CKS Group Inc.* ...................................      5,281,875
    175,500   Cambridge Technology Partners Inc.* ...............      5,616,000
    135,400   Keane Inc.* .......................................      7,040,800
    188,400   Logicon Inc. ......................................      9,985,200
    391,000   Quick Response Service Inc.* ......................     14,173,750
    248,900   Sterling Commerce, Inc.* ..........................      8,182,588
     90,000   Stratus Computer Inc.* ............................      4,500,000
    227,200   Sungard Data Systems* .............................     10,564,800
    134,000   Technology Solutions Co.* .........................      5,293,000
     68,600   Whittman-Hart, Inc.* ..............................      1,929,375
                                                                  --------------
                                                                      72,567,388
                                                                  --------------
              COMPUTER SOFTWARE--8.1%
    356,000   CBT Group PLC ADS* ................................     22,472,500
    724,000   Electronics For Imaging Inc.* .....................     34,209,000
    463,000   Oracle Corp.* .....................................     23,323,625
    410,300   Parametric Technology Corporation* ................     17,463,599
    779,300   Structural Dynamics Research Corp.* ...............     20,456,625
                                                                  --------------
                                                                     117,925,349
                                                                  --------------




              COMPUTER TECHNOLOGY--.8%
     99,300   Citrix Systems, Inc.* .............................      4,356,788
    228,000   Digital Microwave Corp.* ..........................      6,840,000
                                                                  --------------
                                                                      11,196,788
                                                                  --------------
              CONSUMER PRODUCTS--2.6%
    130,000   Acorn Products Inc.* ..............................      1,820,000
    343,100   Coleman Co. Inc.* .................................      5,918,475
    145,000   Fortune Brands Inc. ...............................      5,410,385
    183,000   Fred Meyer, Inc.* .................................      9,458,904
    114,650   Pittway Corp. Cl. A ...............................      5,703,838
     97,000   Samsonite Corp.* ..................................      4,280,125
    203,500   Helen of Troy Ltd.* ...............................      5,214,688
                                                                  --------------
                                                                      37,806,415
                                                                  --------------
              DEFENSE--.3%
    175,000   Tracor, Inc.* .....................................      4,396,875
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
     SHARES   COMMON STOCKS (CONTINUED)                                 VALUE
     ------                                                             -----
              ELECTRONICS--.1%
     30,000   Avid Thermal Technologies Inc.* ................... $      618,750
     50,000   Zytec Corp.* ......................................        937,500
                                                                  --------------
                                                                       1,556,250
                                                                  --------------
              ENERGY & ENERGY SERVICES--2.5%
    198,500   Camco International Inc. ..........................     10,867,875
    194,500   Diamond Offshore Drilling Inc.* ...................     15,195,313
    156,600   Hvide Marine Inc. Cl. A* ..........................      3,464,775
    130,000   Noble Drilling Corp.* .............................      2,933,190
     64,600   Smith International Inc.* .........................      3,924,450
                                                                  --------------
                                                                      36,385,603
                                                                  --------------
              FINANCIAL SERVICES--5.7%
     34,200   Associated Banc--Corp .............................      1,350,900
     57,700   CCB Financial Corp. ...............................      4,219,313
     52,300   CMAC Investment Corp. .............................      2,497,325
    384,900   CWM Mortgage Holdings Inc. ........................      9,213,736
     74,200   Colonial BancGroup Inc. ...........................      1,799,350
     84,900   Commerce Bancshares Inc. ..........................      3,841,725
    157,500   Compass Bancshares Inc. ...........................      5,295,938
    557,000   E*TRADE Group, Inc.* ..............................     10,931,125
     38,100   Mercantile Bankshares Corp. .......................      1,524,000
    805,700   Money Store Inc.(The) .............................     23,113,922
    220,000   National Commerce Bancorp .........................      4,840,000
    100,485   Provident Bankshares Corp. ........................      4,182,688
      5,000   Provident Financial Group Inc. ....................        213,750
    160,000   Signet Banking Corp. ..............................      5,760,000
     90,000   Wilmington Trust Corp. ............................      4,117,500
                                                                  --------------
                                                                      82,901,272
                                                                  --------------
              FOODS & BEVERAGES--2.3%
    659,900   Chiquita Brands International Inc. ................      9,073,625
     61,900   Earthgrains Company ...............................      4,058,350
     34,000   Fine Host Corp.* ..................................      1,071,000
     17,500   Ingles Markets Inc. Cl. A .........................        286,563
    113,900   Interstate Bakeries Corp. .........................      6,755,751
    273,000   JP Foodservice Inc.* ..............................      7,831,688
    134,000   Morningstar Group Inc.* ...........................      3,936,250
                                                                  --------------
                                                                      33,013,227
                                                                  --------------
              FREIGHT--.3%
     32,500   Expeditors International of Washington Inc. .......        922,188
    122,500   Landstar Systems Inc.* ............................      3,445,313
                                                                  --------------
                                                                       4,367,501
                                                                  --------------
              HEALTH CARE--3.0%
    470,700   Elan Corp. Plc--ADR* ..............................     21,299,175
    174,900   McKesson Corp. ....................................     13,554,750
    285,000   Omnicare, Inc. ....................................      8,941,875
                                                                  --------------
                                                                      43,795,800
                                                                  --------------
              HEALTH MAINTENANCE
                 ORGANIZATION--.7%
    140,000   Oxford Health Plans, Inc.* ........................     10,045,000
                                                                  --------------
              INDUSTRIAL EQUIPMENT--1.0%
    150,000   Keystone International Inc. .......................      5,203,200
    187,600   Valmont Industries Inc. ...........................      3,564,400
    155,600   Waters Corp.* .....................................      5,582,150
                                                                  --------------
                                                                      14,349,750
                                                                  --------------
              INSURANCE--2.1%
     82,500   Equitable Of Iowa Companies .......................      4,620,000
     85,000   Executive Risk Inc. ...............................      4,420,000
    156,900   HCC Insurance Holdings Inc. .......................      4,187,347
     90,500   Protective Life Corp. .............................      4,547,625
    210,000   USF&G Corp. .......................................      5,040,000
    173,900   Vesta Insurance Group Inc. ........................      7,521,175
                                                                  --------------
                                                                      30,336,147
                                                                  --------------
              LEISURE & ENTERTAINMENT--1.3%
     40,000   Cinar Films,Inc. Cl. B.* ..........................      1,300,000
    170,900   Family Golf Centers Inc.* .........................      3,930,700
    634,300   International Game Technology .....................     11,258,825
    120,400   Viad Corp. ........................................      2,317,700
                                                                  --------------
                                                                      18,807,225
                                                                  --------------
              MANUFACTURING--.3%
     12,000   Knoll Inc.* .......................................        285,000
    141,000   Palm Harbor Homes Inc.* ...........................      4,635,375
                                                                  --------------
                                                                       4,920,375
                                                                  --------------










              MEDICAL DEVICES--2.5%
    433,100   Acuson Corp.* .....................................      9,961,300
    446,600   ESC Medical Systems Ltd. ..........................     11,388,300
    251,600   Hologic, Inc.* ....................................      6,698,850
    278,000   Mentor Corp. ......................................      8,235,750
                                                                  --------------
                                                                      36,284,200
                                                                  --------------
              MEDICAL SERVICES--3.5%
     48,000   American Oncology Resources, Inc. .................        810,000
    206,600   Express Scripts Inc. Cl. A* .......................      8,625,550
    161,500   Health Management Assoc., Inc. Cl. A ..............      4,602,750
     67,100   HealthPlan Services Corp. .........................      1,266,513
     52,500   Hooper Holmes Inc. ................................      1,204,245
    367,800   Lincare Holdings Inc.* ............................     15,815,400
     70,000   National Surgery Centers, Inc.* ...................      2,476,250
    341,550   PhyCor, Inc.* .....................................     11,762,299
     10,000   Quorum Health Group Inc.* .........................        357,500
     95,000   Sunrise Assisted Living Inc.* .....................      3,325,000
                                                                  --------------
                                                                      50,245,507
                                                                  --------------
              MEDICAL TECHNOLOGY--.2%
    116,500   Curative Health Services Inc.* ....................      3,349,375
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
     SHARES   COMMON STOCKS (CONTINUED)                                 VALUE
     ------                                                             -----

              METALS--.8%
    176,200   Special Metals Corp.* ............................. $    3,435,900
    247,000   Titanium Metals Corporation* ......................      7,811,375
                                                                  --------------
                                                                      11,247,275
                                                                  --------------
              OIL & GAS--2.1%
    160,200   EVI Inc.* .........................................      6,728,400
    100,000   Global Industries Ltd.* ...........................      2,335,900
    373,500   Global Marine Inc.* ...............................      8,683,875
    383,000   Varco International Inc.* .........................     12,351,750
                                                                  --------------
                                                                      30,099,925
                                                                  --------------
              PAPER PACKAGING & FOREST
              PRODUCTS--.8%
    245,100   Sealed Air Corp.* .................................     11,642,250
                                                                  --------------
              PHARMACEUTICALS--.7%
    253,000   Dura Pharmaceuticals, Inc.* .......................     10,088,375
                                                                  --------------
              POLLUTION CONTROL--3.3%
    100,000   Allied Waste Industries Inc.* .....................      1,737,500
    133,000   American Disposal Services Inc.* ..................      2,992,500
    142,000   Culligan Water Technologies Inc.* .................      6,354,500
    361,800   USA Waste Services, Inc.* .........................     13,974,525
    562,300   United Waste Systems, Inc.* .......................     23,054,300
                                                                  --------------
                                                                      48,113,325
                                                                  --------------
              PUBLISHING--.3%
    189,300   Big Flowers Press Holdings Inc.* ..................      3,927,975
                                                                  --------------
              REAL ESTATE--.5%
    150,000   Boston Properties, Inc* ...........................      4,125,000
    100,000   Spieker Properties Inc. ...........................      3,518,800
                                                                  --------------
                                                                       7,643,800
                                                                  --------------
              RESTAURANTS & LODGING--2.1%
    250,000   Foodmaker Inc.* ...................................      4,093,750
    324,900   Patriot American Hospitality Inc.+ ................      8,284,950
    432,000   Prime Hospitality Corp.* ..........................      8,532,000
    212,400   Starwood Lodging Trust ............................      9,066,931
                                                                  --------------
                                                                      29,977,631
                                                                  --------------
              RETAILING--8.4%
    312,500   Bed Bath & Beyond Inc.* ...........................      9,492,188
    307,800   Borders Group Inc.* ...............................      7,425,675
    255,000   CompUSA Inc.* .....................................      5,482,500
     40,000   Dominick's Supermarkets, Inc.* ....................      1,065,000
    151,400   Family Dollar Stores Inc. .........................      4,125,650
     85,000   The Finish Line Inc. Cl. A* .......................      1,243,125
    276,500   General Nutrition Companies, Inc.* ................      7,742,000
    140,500   Genesco Inc.* .....................................      1,993,414
    244,800   Gucci Group N.V ...................................     15,759,000
    223,200   Michaels Stores Inc.* .............................      4,729,162
    100,000   Payless ShoeSource Inc.* ..........................      5,468,800
    149,600   Quiksilver Inc.* ..................................      4,787,200
    200,000   Sothebys Holdings Inc., Cl. A .....................      3,375,000
    383,400   Stage Stores, Inc.* ...............................     10,016,325
    892,200   TJX Companies, Inc. ...............................     23,531,775
    148,800   West Marine Inc.* .................................      3,831,600
     91,500   WestPoint Stevens Inc.* ...........................      3,579,938
    232,400   Whole Foods Market Inc.* ..........................      7,698,250
                                                                  --------------
                                                                     121,346,602
                                                                  --------------
              SEMICONDUCTORS--8.0%
    198,600   Adaptec, Inc.* ....................................      6,901,350
    425,400   Altera Corporation* ...............................     21,482,700
    429,600   Linear Technology Corporation .....................     22,231,800
    344,300   Maxim Integrated Products, Inc.* ..................     19,582,063
    233,450   Microchip Technology Incorporated .................      6,945,138
    246,800   Texas Instruments, Incorporated ...................     20,746,748
    374,400   Xilinx, Inc.* .....................................     18,369,186
                                                                  --------------
                                                                     116,258,985
                                                                  --------------
              SEMICONDUCTORS CAPITAL
                 EQUIPMENT--2.9%
    170,100   Applied Materials Inc.* ...........................     12,045,291
    158,000   ASM Lithography Holding NV* .......................      9,243,000
    150,000   KLA-Tencor Corp.* .................................      7,312,500
    437,000   Kulicke & Soffa Industries Inc.* ..................     14,188,940
                                                                  --------------
                                                                      42,789,731
                                                                  --------------
              TRANSPORTATION--1.4%
    512,900   Coach USA Inc.* ...................................     13,624,162
    269,000   Knightsbridge Tankers Ltd.* .......................      6,792,250
                                                                  --------------
                                                                      20,416,412
                                                                  --------------
              UTILITIES--.2%
    115,000   Westcoast Energy Inc. .............................      2,091,620
                                                                  --------------




              MISCELLANEOUS--.8%
     50,000   Foamex International Inc.* ........................        656,250
    224,300   Ogden Corp. .......................................      4,878,525
    301,100   Pameco Corp. Cl. A* ...............................      5,344,525
                                                                  --------------
                                                                      10,879,300
                                                                  --------------
              TOTAL COMMON STOCKS
                 (COST $1,088,063,127) ..........................  1,399,255,057
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
    PRINCIPAL
     AMOUNT                                                            VALUE
     ------                                                            -----
              SHORT-TERM INVESTMENTS--3.9%
              SHORT-TERM CORPORATE NOTES--3.1%
$11,653,000   FPL Fuels Inc.,
                 5.58%, 7/10/97 .................................  $ 11,636,744
 15,000,000   Philip Morris Cos. Inc.,
                 5.50%, 7/2/97 ..................................    14,997,708
  3,347,000   Sanwa Business Credit Corp.,
                 5.70%, 7/10/97 .................................     3,342,231
 12,500,000   Southwestern Electricity Corp.,
                 5.80%, 7/10/97 (a) .............................    12,481,875
  2,900,000   Three Rivers Funding Corp.,
                 5.60%, 7/1/97  (a) .............................     2,900,000
                                                                  -------------
              TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $45,358,558) .............................    45,358,558
                                                                  -------------
              SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.8%
              Securities Held Under Repurchase
                 Agreements, 5.85%, 7/1/97,
                 with Bear, Stearns & Co. Inc.,
                 dtd 6/30/97, repurchase price
                 $11,832,017; collateralized by
                 U.S. Treasury Strips
                 (par value $51,163,000 due
                 2/15/18-8/15/18) ...............................    11,830,095
                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS
                 (COST $57,188,653) .............................    57,188,653
                                                                  -------------
TOTAL INVESTMENTS
 (COST $1,145,251,780)(B) ......................   100.5%         1,456,443,710
Liabilities in Excess of Other Assets ..........     (.5)            (7,858,815)
                                                     ---          -------------
NET ASSETS .....................................   100.0%        $1,448,584,895
                                                   =====         ==============
--------------------------
   * Non-income producing security.

   + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,145,251,780, amounted to $311,191,930 which consisted of aggregate gross unrealized appreciation of $319,692,063 and aggregate gross unrealized depreciation of $8,500,133.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                        SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                                          ENDED       ------------------------------------------------------------
                                                     JUNE 30, 1997(i)      1996          1995       1994           1993       1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    40.91    $    39.41      $  27.31   $  30.88       $  27.26   $  26.79
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.03)        (0.04)(ii)    (0.09)     (0.03)(ii)     (0.05)     (0.06)
Net realized and unrealized gain
     (loss) on investments                                   0.21          1.70         12.19      (1.45)          3.67       0.91
----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                    0.18          1.66         12.10      (1.48)          3.62       0.85
Distributions from net realized gains                       (1.56)        (0.16)          --       (2.09)           --       (0.38)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    39.53    $    40.91      $  39.41   $  27.31       $  30.88   $  27.26
==================================================================================================================================
Total Return                                                 0.65%         4.18%        44.31%     (4.38%)        13.28%      3.55%
==================================================================================================================================
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)         $1,448,585    $1,469,518      $984,212   $397,037       $238,850   $135,718
==================================================================================================================================
     Ratio of expenses to average net assets                 0.89%         0.88%         0.92%      0.96%          1.03%      0.98%
==================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                                   (0.16%)       (0.09%)       (0.48%)    (0.10%)        (0.35%)    (0.37%)
==================================================================================================================================
     Portfolio Turnover Rate                                63.22%       110.04%        80.66%    117.61%        148.07%    108.06%
==================================================================================================================================
     Average Commission Rate Paid                      $    .0622    $    .0591
===============================================================================

 (i)        Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)        Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS--94.0%                                    VALUE
     ------                                                           -----
              AEROSPACE--7.9%
      5,400   Allied Signal Inc. ................................ $      453,600
     12,900   Boeing Company (The) ..............................        684,513
     15,000   Sundstrand Corp.+ .................................        810,000
     10,200   United Technologies Corp. .........................        846,600
                                                                  --------------
                                                                       2,794,713
                                                                  --------------
              AGRICULTURE--1.3%
      4,000   IMC Global Inc. ...................................        140,000
      3,800   Pioneer Hi-Bred International Inc. ................        304,000
                                                                  --------------
                                                                         444,000
                                                                  --------------
              APPAREL--.9%
      7,400   Tommy Hilfiger Corporation* .......................        297,391
                                                                  --------------
              APPLIANCES & TOOLS--1.5%
     13,500   Sunbeam Corp. .....................................        509,625
                                                                  --------------
              BIO-TECHNOLOGY--2.0%
      9,000   DEKALB Genetics Corp. Cl. B+ ......................        717,750
                                                                  --------------
              CHEMICALS--2.1%
      8,500   Du Pont E.I. De Nemours & Co. .....................        534,438
      5,200   Monsanto Co. ......................................        223,928
                                                                  --------------
                                                                         758,366
                                                                  --------------
              COMMUNICATIONS EQUIPMENT--2.9%
      2,400   (LM) Ericsson Telephone Co., ADR, Cl. B ...........         94,500
      4,800   Motorola, Inc. ....................................        364,800
     10,000   Tellabs, Inc.* ....................................        558,750
                                                                  --------------
                                                                       1,018,050
                                                                  --------------
              COMPUTER RELATED &
                 BUSINESS EQUIPMENT--1.3%
      5,000   International Business Machines Corp. .............        450,940
                                                                  --------------
              COMPUTER SOFTWARE--2.4%
      3,000   Microsoft Corporation* ............................        379,125
      9,400   Oracle Corp.* .....................................        473,525
                                                                  --------------
                                                                         852,650
                                                                  --------------
              CONGLOMERATES--5.3%
     15,000   General Electric Co. ..............................        980,625
     13,000   Tyco International Ltd.+ ..........................        904,319
                                                                  --------------
                                                                       1,884,944
                                                                  --------------
              CONSUMER PRODUCTS--7.3%
      5,200   ADT Ltd.* .........................................        171,600
     13,000   Colgate Palmolive Co. .............................        848,250
      2,900   Corning Inc. ......................................        161,313
     10,900   Gillette Co. ......................................      1,032,775
      2,800   Minnesota Mining & Manufacturing Co. ..............        285,600
      2,300   Newell Co. ........................................         91,138
                                                                  --------------
                                                                       2,590,676
                                                                  --------------
              ENERGY & ENERGY SERVICES--1.9%
      5,400   Schlumberger Ltd. .................................        675,000
                                                                  --------------
              FINANCIAL SERVICES--12.5%
      7,000   American Express Co. ..............................        521,500
      6,000   BankAmerica Corp. .................................        387,377
      8,600   Citicorp ..........................................      1,036,842
      6,000   Equifax Inc.+ .....................................        223,128
     12,000   Mellon Bank Corp. .................................        541,500
     15,015   Morgan Stanley, Dean Witter, Discover Co. .........        646,591
      4,300   Paine Webber Group Inc. ...........................        150,500
     11,000   Schwab (Charles) Corporation (The)+ ...............        447,568
     10,000   SunAmerica Inc. ...................................        487,500
                                                                  --------------
                                                                       4,442,506
                                                                  --------------
              FOODS & BEVERAGES--1.2%
     11,200   PepsiCo, Inc. .....................................        420,706
                                                                  --------------
              HEALTH CARE--2.6%
     12,000   McKesson Corp. ....................................        930,000
                                                                  --------------
              INSURANCE--4.0%
      6,700   American International Group Inc. .................      1,000,812
      5,000   Amerus Life Holdings Inc. Cl. A ...................        139,375
     11,000   USF&G Corp. .......................................        264,000
                                                                  --------------
                                                                       1,404,187
                                                                  --------------
              LEISURE & ENTERTAINMENT--1.7%
     15,000   Carnival Corporation Cl. A ........................        618,750
                                                                  --------------
              MANUFACTURING--2.5%
      8,850   Precision Castparts Corp. .........................        527,681
     15,300   Westinghouse Electric Corp. .......................        353,813
                                                                  --------------
                                                                         881,494
                                                                  --------------
              MEDICAL DEVICES--1.1%
      8,000   Becton Dickinson & Co. ............................        405,000
                                                                  --------------
              OIL & GAS--4.5%
      2,000   Chevron Corp. .....................................        147,876
      6,000   Exxon Corp. .......................................        369,000
     13,300   Halliburton Co. ...................................      1,054,025
                                                                  --------------
                                                                       1,570,901
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
     SHARES   COMMON STOCKS (CONTINUED)                               VALUE
     ------                                                           -----
              PHARMACEUTICALS--12.7%
     11,500   Bristol Myers Squibb Co.+ ......................... $   931,500
      9,900   Eli Lilly & Company ...............................   1,082,198
     12,000   Merck & Co., Inc. .................................   1,242,000
      2,900   Pfizer Inc. .......................................     346,550
      7,100   Warner-Lambert Co. ................................     882,175
                                                                  -----------
                                                                    4,484,423
                                                                  -----------
              POLLUTION CONTROL--1.8%
     19,800   Waste Management Inc. .............................     636,075
                                                                  -----------
              RETAILING--5.9%
      2,300   Gucci Group N.V ...................................     148,062
     11,500   Home Depot, Inc. ..................................     792,787
     13,000   Rite Aid Corp. ....................................     648,375
     19,000   TJX Companies, Inc. ...............................     501,125
                                                                  -----------
                                                                    2,090,349
                                                                  -----------
              SEMICONDUCTORS--5.4%
      6,000   Altera Corporation* ...............................     303,000
      2,100   Intel Corp. .......................................     297,807
     13,100   Linear Technology Corporation .....................     677,925
      7,400   Texas Instruments, Incorporated+ ..................     622,066
                                                                  -----------
                                                                    1,900,798
                                                                  -----------
              SEMICONDUCTORS CAPITAL EQUIPMENT--.9%
      4,700   Applied Materials Inc.* ...........................     332,821
                                                                  -----------
              MISCELLANEOUS--.4%
      4,000   Service Corp. International .......................     131,500
                                                                  -----------
              TOTAL COMMON STOCKS
                 (COST $26,479,349) .............................  33,243,615
                                                                  -----------
              PREFERRED STOCK--.7%
              COMMUNICATIONS
      3,500   Nokia Corporation, ADR+
                (COST $187,284) .................................     258,125
                                                                  -----------
PRINCIPAL
AMOUNT
---------
              SHORT-TERM INVESTMENTS--6.9%
              SHORT-TERM CORPORATE NOTES--2.1%
   $750,000   United Air Lines First Funding Corp.,
                 5.80%, 7/10/97
                 (COST $748,913) ................................     748,913
                                                                  -----------
              SECURITIES HELD
                 UNDER REPURCHASE
                 AGREEMENTS--4.8%
              Securities Held Under Repurchase
                 Agreements, 7/1/97, 5.85%-6.375%,
                 with Bear, Stearns & Co. Inc., dtd
                 6/30/97, repurchase price $1,709,417;
                 collateralized by U.S. Treasury
                 Strips (par value $7,615,000 due
                 2/15/18-11/15/18) ..............................   1,709,128
                                                                  -----------
              TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,458,041) ..............................   2,458,041
                                                                  -----------
TOTAL INVESTMENTS
 (COST $29,124,674)(A) ................................   101.6%   35,959,781
Liabilities in Excess of Other Assets .................    (1.6)     (579,928)
                                                          -----   -----------
NET ASSETS ............................................   100.0%  $35,379,853
                                                          =====   ===========

   * Non-income producing security.
   + Securities partially or fully on loan.

 (a) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,124,674, amounted to $6,835,107 which consisted of aggregate gross unrealized appreciation of $6,924,756 and aggregate gross unrealized depreciation of $89,649.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                     SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                        ENDED          ---------------------------------------------------------
                                                  JUNE 30, 1997(I)         1996         1995         1994        1993       1992
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.42         $  17.79     $  13.30     $  15.31     $ 13.93    $ 13.08
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.01             0.09(ii)     0.11(ii)     0.17        0.07       0.08
Net realized and unrealized gain
   (loss) on investments                                  1.81             1.87         4.54        (1.47)       1.37       1.02
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                    1.82             1.96         4.65        (1.30)       1.44       1.10
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.04)           (0.33)       (0.16)       (0.15)      (0.06)     (0.12)
Distributions from net realized gains                    (0.36)          (11.00)         --         (0.56)        --       (0.13)
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                (0.40)          (11.33)       (0.16)       (0.71)      (0.06)     (0.25)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  9.84         $   8.42     $  17.79     $  13.30     $ 15.31    $ 13.93
================================================================================================================================
Total Return                                             22.02%           19.68%       35.13%       (8.28%)     10.34%      8.64%
================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)           $35,380         $ 20,910    $   8,639     $ 29,135     $31,895    $ 8,671
================================================================================================================================
   Ratio of expenses to average net assets                0.74%            0.81%        0.75%        0.75%       0.97%      1.25%
================================================================================================================================
   Decrease reflected in above expense ratios
      due to expense reimbursements                        --               --            --          --          --        0.01%
================================================================================================================================
   Ratio of net investment income to average
      net assets                                          0.74%            0.94%        0.61%        1.22%       1.51%      1.62%
=================================================================================================================================
   Portfolio Turnover Rate                               62.40%          121.60%      164.05%      177.97%     105.80%    100.62%
=================================================================================================================================
   Average Commission Rate Paid                        $ .0708         $  .0728
===============================================================================

 (i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS--57.9%                                     VALUE
   ------                                                              -----
              AEROSPACE--4.6%
    1,400     Allied Signal Inc. ................................. $    117,600
    3,200     Boeing Company (The) ...............................      169,802
    3,200     Gulfstream Aerospace Corp.* ........................       94,400
    2,500     Sundstrand Corp.+ ..................................      135,000
    1,500     United Technologies Corp. ..........................      124,500
                                                                   ------------
                                                                        641,302
                                                                   ------------
              AGRICULTURE--.6%
    1,000     IMC Global Inc. ....................................       35,000
      600     Pioneer Hi-Bred International Inc. .................       48,000
                                                                   ------------
                                                                         83,000
                                                                   ------------
              APPAREL--.1%
      500     Tommy Hilfiger Corporation* ........................       20,094
                                                                   ------------
              APPLIANCES & TOOLS--1.2%
    4,300     Sunbeam Corp. ......................................      162,325
                                                                   ------------
              BUSINESS SERVICES--.2%
      500     Cintas Corp. .......................................       34,375
                                                                   ------------
              CHEMICALS--1.4%
    2,100     Du Pont E.I. De Nemours & Co. ......................      132,038
    1,425     Monsanto Co. .......................................       61,365
                                                                   ------------
                                                                        193,403
                                                                   ------------
              COMMUNICATIONS--1.1%
    4,600     WorldCom Inc.* .....................................      147,200
                                                                   ------------
              COMMUNICATIONS EQUIPMENT--3.0%
    3,300     Cisco Systems, Inc.* ...............................      221,513
      700     (LM) Ericsson Telephone Co. ADR Cl. B ..............       27,563
    1,200     Motorola, Inc. .....................................       91,200
    1,500     Tellabs, Inc.* .....................................       83,813
                                                                   ------------
                                                                        424,089
                                                                   ------------
              COMPUTER RELATED &
                 BUSINESS EQUIPMENT--1.9%
    1,900     Bay Networks Inc.* .................................       50,470
    1,600     Hewlett-Packard Company+ ...........................       89,600
    1,400     International Business Machines Corp. ..............      126,263
                                                                   ------------
                                                                        266,333
                                                                   ------------
              COMPUTER SOFTWARE--3.0%
    1,300     Microsoft Corporation* .............................      164,288
    3,800     Oracle Corp.* ......................................      191,425
    1,500     Parametric Technology Corporation* .................       63,845
                                                                   ------------
                                                                        419,558
                                                                   ------------
              CONGLOMERATE--2.7%
    3,000     General Electric Co. ...............................      196,125
    2,600     Tyco International Ltd.+ ...........................      180,864
                                                                   ------------
                                                                        376,989
                                                                   ------------
              CONSUMER PRODUCTS--4.6%
    1,300     ADT Ltd.* ..........................................       42,900
    3,850     CUC International Inc.* ............................       99,380
    2,100     Colgate Palmolive Co. ..............................      137,025
    1,600     Corning Inc. .......................................       89,000
    2,600     Gillette Co. .......................................      246,350
      500     Newell Co. .........................................       19,813
                                                                   ------------
                                                                        634,468
                                                                   ------------
              ENERGY & ENERGY SERVICES--1.8%
    1,500     Diamond Offshore Drilling Inc.* ....................      117,188
    1,100     Schlumberger Ltd. ..................................      137,500
                                                                   ------------
                                                                        254,688
                                                                   ------------
              FINANCIAL SERVICES--6.2%
    1,800     Citicorp ...........................................      217,013
    2,126     First Data Corporation+ ............................       93,412
      400     Household International Inc. .......................       46,975
    3,000     Money Store Inc.(The)+ .............................       86,064
    6,105     Morgan Stanley, Dean Witter, Discover Co. ..........      262,900
    2,200     Paine Webber Group Inc. ............................       77,000
    2,000     Schwab (Charles) Corporation (The)+ ................       81,376
                                                                   ------------
                                                                        864,740
                                                                   ------------
              FOODS & BEVERAGES--.6%
    2,300     PepsiCo, Inc. ......................................       86,395
                                                                   ------------
              HEALTH CARE--.3%
      500     McKesson Corp. .....................................       38,750
                                                                   ------------
              INSURANCE--2.1%
    1,400     American International Group Inc. ..................      209,125
    1,600     MGIC Investment Corp. ..............................       76,701
                                                                   ------------
                                                                        285,826
                                                                   ------------
              LEISURE & ENTERTAINMENT--1.7%
    3,200     Carnival Corporation Cl. A .........................      132,000
    5,700     International Game Technology ......................      101,175
                                                                   ------------
                                                                        233,175
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
===============================================================================

   SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ------                                                              -----
              MANUFACTURING--.9%
    5,500     Westinghouse Electric Corp. ........................ $    127,187
                                                                   ------------
              MEDICAL DEVICES--.4%
    1,100     Becton Dickinson & Co. .............................       55,687
                                                                   ------------
              OIL & GAS--1.4%
    1,200     EVI Inc.* ..........................................       50,400
    1,900     Halliburton Co. ....................................      150,575
                                                                   ------------
                                                                        200,975
                                                                   ------------
              PHARMACEUTICALS--6.4%
    1,200     Bristol Myers Squibb Co.+ ..........................       97,200
    2,500     Eli Lilly & Company ................................      273,283
    2,500     Merck & Co., Inc. ..................................      258,750
      700     Pfizer Inc. ........................................       83,650
      800     Schering-Plough Corporation ........................       38,300
    1,100     Warner-Lambert Co. .................................      136,675
                                                                   ------------
                                                                        887,858
                                                                   ------------
              POLLUTION CONTROL--.6%
    2,100     USA Waste Services, Inc.* ..........................       81,112
                                                                   ------------
              RETAILING--4.5%
    2,000     Gucci Group N.V ....................................      128,750
    4,000     Home Depot, Inc. ...................................      275,752
    6,700     Wal-Mart Stores Inc. ...............................      226,547
                                                                   ------------
                                                                        631,049
                                                                   ------------
              SEMICONDUCTORS--5.2%
    1,200     Adaptec, Inc.* .....................................       41,700
    2,100     Altera Corporation* ................................      106,050
      600     Intel Corp. ........................................       85,088
    2,100     Linear Technology Corporation ......................      108,675
    1,100     Maxim Integrated Products, Inc.* ...................       62,563
    2,400     Texas Instruments, Incorporated+ ...................      201,751
    2,400     Xilinx, Inc.* ......................................      117,751
                                                                   ------------
                                                                        723,578
                                                                   ------------
              SEMICONDUCTORS
              CAPITAL EQUIPMENT--.6%
    1,200     Applied Materials Inc.* ............................       84,976
                                                                   ------------
              TRANSPORTATION--.5%
      800     AMR Corp.* .........................................       74,000
                                                                   ------------
              MISCELLANEOUS--.3%
    1,100     Service Corp. International ........................       36,163
                                                                   ------------
              TOTAL COMMON STOCKS
                 (COST $6,448,796) ...............................    8,069,295
                                                                   ------------
              PREFERRED STOCK--1.3%
              COMMUNICATIONS
    2,500     Nokia Corporation, ADR+
                 (COST $147,435) .................................      184,375
                                                                   ------------
 PRINCIPAL
  AMOUNT      CORPORATE BONDS--9.6%                                     VALUE
-----------                                                             -----
              AUTOMOTIVE--3.1%
$ 200,000     Ford Motor Credit Corp.,
                 9.50%, 6/01/10 ..................................      235,162
  200,000     General Motors Acceptance Corp.,
                 7.125%, 6/01/99 .................................      202,532

                                                                   ------------
                                                                        437,694
                                                                   ------------
              POLLUTION CONTROL--1.5%
  200,000     Waste Management Inc.,
                 8.25%, 11/15/99 .................................      207,486
                                                                   ------------
              CONGLOMERATE--1.4%
  200,000     General Electric Capital Corp.,
                 7.25%, 6/05/12 ..................................      197,318
                                                                   ------------
              ELECTRIC UTILITIES--.7%
  100,000     Cincinnati Gas & Electric Co.,
                 7.20%, 10/01/23 .................................       95,311
                                                                   ------------
              FINANCIAL SERVICES--2.2%
  100,000     Bank America Corp.,
                 7.125%, 5/12/05..................................      100,046
  200,000     Transamerica Financial Corp.,
                 7.85%, 10/21/99 .................................      204,500
                                                                   ------------
                                                                        304,546
                                                                   ------------
              INSURANCE--.7%
  100,000     Travelers Inc.,
                 7.75%, 6/15/99 ..................................      102,462
                                                                   ------------
              TOTAL CORPORATE BONDS
                 (COST $1,392,855) ...............................    1,344,817
                                                                   ------------
              U.S. GOVERNMENT &
              AGENCY OBLIGATIONS--14.3%
  200,000     U.S. Treasury Notes,
                 5.625%, 11/30/98 ................................      199,094
  200,000     U.S. Treasury Notes,
                 7.50%, 10/31/99 .................................      205,688
  200,000     U.S. Treasury Notes,
                 5.875%, 11/30/01 ................................      196,094
  400,000     Federal Home Loan Bank Corp.,
                 8.02%, 1/30/12 ..................................      396,064
  300,000     Federal Home Loan Bank Corp.,
                 7.58%, 7/09/12 ..................................      299,940
  500,000     Federal Home Loan Mortgage Corp.,
                 7.00%, 3/06/07 ..................................      485,390
  200,000     Federal National Mortgage Association,
                 8.50%, 2/01/05 ..................................      209,032
                                                                   ------------
              TOTAL U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS
                 (COST $1,996,688)................................    1,991,302
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
===============================================================================

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--21.9%                            VALUE
 ----------                                                            -----
              SHORT-TERM CORPORATE NOTES--16.7%
$ 650,000     FPL Fuels Inc.,
                 5.58%, 7/08/97 .................................. $    649,093
  625,000     HMO Funding Corp.,
                 5.62%, 7/08/97 ..................................      624,317
  650,000     Mitsui & Co., Inc.,
                 5.63%, 7/08/97 ..................................      649,289
  400,000     United Airlines First Funding Corp.,
                 5.80%, 7/10/97 ..................................      399,420
                                                                   ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $2,322,119) ...............................    2,322,119
                                                                   ------------
              SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--5.2%
              Securities Held Under Repurchase
                 Agreements, 5.85%-6.375%, 7/1/97,
                 With Bear, Stearns & Co. Inc., dtd
                 6/30/97, repurchase price $712,949;
                 collateralized by U.S. Treasury
                 Strips (par value $3,150,000 due
                 8/15/18) ........................................      712,833
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                 (COSTS $3,034,952) ..............................    3,034,952
                                                                   ------------
TOTAL INVESTMENTS
  (COST $13,020,726) (A)                             105.0%          14,624,741
Liabilities in Excess of Other Assets .........       (5.0)            (687,836)
                                                     -----         ------------
NET ASSETS ....................................      100.0%         $13,936,905
                                                     =====         ============


-------------------------------------------------------------------------------
   * Non-income producing security.
   + Securities partially or fully on loan.
 (a) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,020,726, amounted to $1,604,015 which consisted of aggregate gross unrealized appreciation of $1,695,900 and aggregate gross unrealized depreciation of $91,885.

                      See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO (i)
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                     SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                        ENDED          ---------------------------------------------------------
                                                  JUNE 30, 1997(ii)        1996         1995         1994        1993       1992
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  9.24         $  13.64     $  10.80     $  11.58     $ 10.77    $ 10.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.08             0.21(iii)    0.33(iii)    0.20        0.15       0.22
Net realized and unrealized gain
     (loss) on investments                                1.01             1.01         2.73        (0.70)       0.69       0.72
--------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                 1.09             1.22         3.06        (0.50)       0.84       0.94
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.12)           (0.73)       (0.22)       (0.13)      (0.03)     (0.19)
Distributions from net realized gains                    (0.16)           (4.89)         --         (0.15)        --        --
--------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                             (0.28)           (5.62)       (0.22)       (0.28)      (0.03)     (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 10.05         $   9.24     $  13.64     $  10.80     $ 11.58    $ 10.77
================================================================================================================================
Total Return                                             11.91%           10.17%       28.62%       (4.27%)      7.79%      9.48%
================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)           $13,937         $ 10,486    $   3,671     $ 10,394     $ 7,848    $ 4,009
================================================================================================================================
   Ratio of expenses to average net assets                1.04%            1.14%        1.00%        1.08%       1.25%      1.25%
================================================================================================================================
   Decrease reflected in above expense ratios
        due to expense reimbursements                        --              --           --           --        0.19%      0.42%
================================================================================================================================
   Ratio of net investment income to average
        net assets                                        2.18%            2.06%        2.49%        2.30%       2.05%      1.99%
================================================================================================================================
   Portfolio Turnover Rate                               49.63%           68.66%      113.02%       78.80%      85.46%     15.27%
================================================================================================================================
   Average Commission Rate Paid                         $.0714         $  .0712
===============================================================================
  (i) Prior to October 1, 1992, the American Balanced Portfolio was the American Fixed Income Portfolio.
 (ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
===============================================================================
   SHARES     COMMON STOCKS--93.8%                                     VALUE
   ------                                                              -----
              AEROSPACE--3.5%
    8,800     BE Aerospace Inc.* ................................. $    278,300
   23,000     Greenwich Air Services Inc. Cl. A ..................      658,375
  260,500     Gulfstream Aerospace Corp.* ........................    7,684,750
  120,100     Sundstrand Corp. ...................................    6,485,400
                                                                   ------------
                                                                     15,106,825
                                                                   ------------
              AGRICULTURE--2.4%
  116,800     IMC Global Inc. ....................................    4,088,000
   80,100     Pioneer Hi-Bred International Inc. .................    6,408,000
                                                                   ------------
                                                                     10,496,000
                                                                   ------------
              APPAREL--3.7%
  177,100     Nautica Enterprises Inc.* ..........................    4,682,170
   88,500     Warnaco Group Inc. Cl. A ...........................    2,820,938
  216,800     Tommy Hilfiger Corporation* ........................    8,712,758
                                                                   ------------
                                                                     16,215,866
                                                                   ------------
              APPLIANCES & TOOLS--1.9%
  222,000     Sunbeam Corp. ......................................    8,380,500
                                                                   ------------
              BIO-TECHNOLOGY--2.7%
  404,900     BioChem Pharma Inc.* ...............................    9,009,025
  136,800     Chiron Corp.* ......................................    2,855,700
                                                                   ------------
                                                                     11,864,725
                                                                   ------------
              BUSINESS SERVICES--2.3%
   70,000     Cintas Corp. .......................................    4,812,500
   31,000     G & K Services Inc. Cl. A ..........................    1,154,750
  109,500     Paychex, Inc. ......................................    4,161,000
                                                                   ------------
                                                                     10,128,250
                                                                   ------------
              COMMUNICATIONS--1.1%
  156,100     WorldCom Inc.* .....................................    4,995,200
                                                                   ------------
              COMMUNICATIONS EQUIPMENT--3.1%
   93,200     Cisco Systems, Inc.* ...............................    6,256,050
  132,700     Tellabs, Inc.* .....................................    7,414,613
                                                                   ------------
                                                                     13,670,663
                                                                   ------------
              COMPUTER RELATED &
                 BUSINESS EQUIPMENT--.6%
  101,900     Bay Networks Inc.* .................................    2,706,770
                                                                   ------------
              COMPUTER SERVICES--.5%
   72,500     Sterling Commerce, Inc.* ...........................    2,383,438
                                                                   ------------
              COMPUTER SOFTWARE--6.1%
  213,400     Electronics For Imaging Inc.* ......................   10,083,150
   56,500     HBO & Company ......................................    3,891,438
  294,500     Parametric Technology Corporation* .................   12,534,804
                                                                   ------------
                                                                     26,509,392
                                                                   ------------
              CONGLOMERATE--.8%
   50,500     Tyco International Ltd. ............................    3,512,932
                                                                   ------------
              CONSUMER PRODUCTS--3.5%
   83,700     ADT Ltd.* ..........................................    2,762,100
  338,750     CUC International Inc.* ............................    8,744,154
   75,000     Fortune Brands Inc. ................................    2,798,475
   26,100     Newell Co. .........................................    1,034,213
                                                                   ------------
                                                                     15,338,942
                                                                   ------------
              ENERGY & ENERGY SERVICES--1.9%
  135,000     Santa Fe International Corp. .......................    4,590,000
   59,000     Smith International Inc.* ..........................    3,584,250
                                                                   ------------
                                                                      8,174,250
                                                                   ------------
              FINANCIAL SERVICES--9.6%
  173,000     CWM Mortgage Holdings Inc. .........................    4,141,274
  186,800     Equifax Inc. .......................................    6,946,718
   69,712     First Data Corporation .............................    3,063,006
  434,900     Money Store Inc. (The) .............................   12,476,411
  118,700     Paine Webber Group Inc. ............................    4,154,500
  157,600     Schwab (Charles) Corporation (The) .................    6,412,429
   91,400     SunAmerica Inc. ....................................    4,455,750
                                                                   ------------
                                                                     41,650,088
                                                                   ------------
              FOODS & BEVERAGES--.8%
  202,500     Chiquita Brands International Inc. .................    2,784,375
   11,000     Interstate Bakeries Corp. ..........................      652,443
                                                                   ------------
                                                                      3,436,818
                                                                   ------------
              HEALTH CARE--2.6%
  174,500     Elan Corp PLC-ADR* .................................    7,896,125
   46,000     McKesson Corp. .....................................    3,565,000
                                                                   ------------
                                                                     11,461,125
                                                                   ------------
              HEALTH MAINTENANCE ORGANIZATION--1.3%
   78,700     Oxford Health Plans, Inc.* .........................    5,646,725
                                                                   ------------
              INSURANCE--2.4%
   25,000     Hartford Life, Inc. Cl. A.* ........................      937,500
  197,000     MGIC Investment Corp. ..............................    9,443,786
                                                                   ------------
                                                                     10,381,286
                                                                   ------------
              LEISURE & ENTERTAINMENT--4.0%
  122,100     Carnival Corporation Cl. A .........................    5,036,625
  530,800     International Game Technology ......................    9,421,700
  124,000     Mirage Resorts, Incorporated* ......................    3,131,000
                                                                   ------------
                                                                     17,589,325
                                                                   ------------
              MEDICAL DEVICES--1.0%
   40,000     Becton Dickinson & Co. .............................    2,025,000
   25,000     Hologic, Inc.* .....................................      665,625
   54,600     Mentor Corp. .......................................    1,617,525
                                                                   ------------
                                                                      4,308,150
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
===============================================================================

   SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ------                                                              -----

              MEDICAL SERVICES--3.0%
   79,000     Cardinal Health, Inc. .............................. $  4,522,750
  179,000     PhyCor, Inc.* ......................................    6,164,402
   64,700     Quorum Health Group Inc.* ..........................    2,313,025
                                                                   ------------
                                                                     13,000,177
                                                                   ------------
              METALS--1.3%
   60,200     Special Metals Corp.* ..............................    1,173,900
  139,600     Titanium Metals Corporation* .......................    4,414,850
                                                                   ------------
                                                                      5,588,750
                                                                   ------------
              OIL & GAS--4.0%
   91,000     EVI Inc.* ..........................................    3,822,000
   95,000     Global Industries Ltd.* ............................    2,219,105
  145,100     Global Marine Inc.* ................................    3,373,575
  100,900     Halliburton Co. ....................................    7,996,325
                                                                   ------------
                                                                     17,411,005
                                                                   ------------
              PAPER PACKAGING &
                 FOREST PRODUCTS--1.7%
  158,200     Sealed Air Corp.* ..................................    7,514,500
                                                                   ------------
              POLLUTION CONTROL--3.6%
  130,100     Allied Waste Industries Inc.* ......................    2,260,488
  111,500     USA Waste Services, Inc.* ..........................    4,306,688
  104,500     U.S. Filter Corp.* .................................    2,847,625
  153,600     United Waste Systems, Inc.* ........................    6,297,600
                                                                   ------------
                                                                     15,712,401
                                                                   ------------
              REAL ESTATE--.4%
   56,400     Boston Properties, Inc.* ...........................    1,551,000
                                                                   ------------
              RETAILING--9.9%
   48,000     Barnes & Noble Inc.* ...............................    2,064,000
  196,400     Borders Group Inc.* ................................    4,738,150
  323,000     CompUSA Inc.* ......................................    6,944,500
  284,900     General Nutrition Companies, Inc. ..................    7,977,200
  133,800     Gucci Group N.V ....................................    8,613,375
   86,600     Rite Aid Corp. .....................................    4,319,175
  251,600     TJX Companies, Inc. ................................    6,635,950
   70,500     West Marine Inc.* ..................................    1,815,375
                                                                   ------------
                                                                     43,107,725
                                                                   ------------
              SEMICONDUCTORS--10.5%
   63,300     Adaptec, Inc.* .....................................    2,199,675
  132,000     Altera Corporation* ................................    6,666,000
  254,300     Linear Technology Corporation ......................   13,160,025
  236,200     Maxim Integrated Products, Inc.* ...................   13,433,875
  207,500     Xilinx, Inc.* ......................................   10,180,573
                                                                   ------------
                                                                     45,640,148
                                                                   ------------
              SEMICONDUCTORS
                 CAPITAL EQUIPMENT--2.7%
  122,400     Applied Materials Inc.* ............................    8,667,510
   91,600     Kulicke & Soffa Industries Inc.* ...................    2,974,160
                                                                   ------------
                                                                     11,641,670
                                                                   ------------
              TRANSPORTATION--.5%
   76,000     Coach USA Inc.* ....................................    2,018,788
                                                                   ------------
              MISCELLANEOUS--.4%
   53,900     Service Corp. International ........................    1,771,963
                                                                   ------------
              TOTAL COMMON STOCKS
                 (COST $347,693,959) .............................  408,915,397
                                                                   ------------
              PREFERRED STOCK--3.3%
              COMMUNICATIONS
  191,300     Nokia Corporation, ADR
              (COST $10,445,266) .................................   14,108,375
                                                                   ------------
 PRINCIPAL
  AMOUNT
----------

              SHORT-TERM INVESTMENTS--6.1%
              SHORT-TERM CORPORATE NOTES--5.7%
15,000,000    Philip Morris Cos., Inc.,
                 5.50%, 7/2/97 ...................................   14,997,708
 3,170,000    Riverside Funding, Inc.,
                 5.65%, 7/8/97 ...................................    3,166,517
              Oglethorpe Power Corporation,
 1,514,000       5.65%, 7/3/97 ...................................    1,513,525
 5,316,000       5.67%, 7/8/97 ...................................    5,310,140
                                                                   ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $24,987,890) ..............................   24,987,890
                                                                   ------------
              SECURITIES HELD UNDER
              REPURCHASE AGREEMENTS--.4%
              Securities Held Under Repurchase
                 Agreements, 5.85%, 7/1/97, with Bear, Stearns
                 & Co. Inc., dtd 6/30/97, repurchase
                 price $1,866,514; collateralized
                 by U.S. Treasury Strips
                 (par value $8,235,000 due 8/15/18) ..............    1,866,211
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                 (COST $26,854,101) ..............................   26,854,101
                                                                   ------------
TOTAL INVESTMENTS
 (COST $384,993,326)(A) .....................       103.2%          449,877,873
Liabilities in Excess of Other Assets .......        (3.2)          (13,841,122)
                                                   ------          ------------
NET ASSETS ..................................       100.0%         $436,036,751
                                                   ======          ============

-------------------------------------------------------------------------------
   * Non-income producing security.
 (a) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $384,993,326, amounted to $64,884,547 which consisted of aggregate gross unrealized appreciation of $69,392,051 and aggregate gross unrealized depreciation of $4,507,504.

                      See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

==================================================================================================================================

                                                                                                                  FROM MAY 3, 1993
                                                                                                                  (COMMENCEMENT OF
                                                SIX MONTHS                    YEAR ENDED DECEMBER 31,                OPERATIONS)
                                                  ENDED             -------------------------------------------    TO DECEMBER 31,
                                           JUNE 30, 1997(i)(ii)      1996               1995           1994           1993 (ii)
-----------------------------------------------------------------------------------------------------------------------------------
    Net asset value, beginning of period         $ 21.35         $    19.44           $ 13.46        $ 13.72          $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   (0.01)              0.03             (0.03)          0.00(iii)       (0.02)
    Net realized and unrealized gain
      (loss) on investments                         1.50               2.29              6.01          (0.21)            3.88
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            1.49               2.32              5.98          (0.21)            3.86
-----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income           (0.01)                --                --             --               --
    Distributions from net realized gains          (0.32)             (0.41)               --          (0.05)           (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
        Total Distributions                        (0.33)             (0.41)               --          (0.05)           (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
    Net asset value, end of period               $ 22.51            $ 21.35         $   19.44        $ 13.46          $ 13.72
===================================================================================================================================
    Total Return                                    7.06%             11.90%            44.45%         (1.54%)          38.67%
===================================================================================================================================
    Ratios and Supplemental Data:
      Net assets, end of period
        (000's omitted)                         $436,037           $394,847          $185,349        $62,178          $21,301
===================================================================================================================================
      Ratio of expenses to average
        net assets                                  0.84%              0.84%             0.90%          0.97%            1.50%
===================================================================================================================================
      Decrease reflected in above
        expense ratio due to expense
         reimbursements                               --                 --                --             --             0.03%
===================================================================================================================================
      Ratio of net investment income
         (loss) to average net assets              (0.05)%             0.08%            (0.25%)         0.03%           (0.58%)
===================================================================================================================================
      Portfolio Turnover Rate                      85.28%             90.97%           104.74%         83.96%           67.22%
===================================================================================================================================
      Average Commission Rate Paid               $ .0662            $ .0663
================================================================================
 (i)  Unaudited.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED)
================================================================================
   SHARES           COMMON STOCKS--96.0%                               VALUE
   ------                                                              -----
              AEROSPACE--6.7%
    7,800     Allied Signal Inc. ................................. $    655,200
   17,300     Boeing Company (The) ...............................      917,990
   16,500     Gulfstream Aerospace Corp.* ........................      486,750
    5,000     Sundstrand Corp.+ ..................................      270,000
   10,500     United Technologies Corp. ..........................      871,500
                                                                   ------------
                                                                      3,201,440
                                                                   ------------
              AGRICULTURE--.9%
    5,600     IMC Global Inc. ....................................      196,000
    2,900     Pioneer Hi-Bred International Inc. .................      232,000
                                                                   ------------
                                                                        428,000
                                                                   ------------
              APPAREL--1.0%
    1,600     Nautica Enterprises Inc.* ..........................       42,301
   10,100     Tommy Hilfiger Corporation* ........................      405,899
                                                                   ------------
                                                                        448,200
                                                                   ------------
              BIO-TECHNOLOGY--.3%
    7,000     BioChem Pharma Inc.* ...............................      155,750
                                                                   ------------
              BUSINESS SERVICES--1.1%
    9,900     Saville Systems PLC ADR* ...........................      514,800
                                                                   ------------
              CHEMICALS--2.2%
   11,300     Du Pont E.I. De Nemours & Co. ......................      710,488
    7,700     Monsanto Co. .......................................      331,585
                                                                   ------------
                                                                      1,042,073
                                                                   ------------
              COMMUNICATIONS--.9%
   13,700     WorldCom Inc.* .....................................      438,400
                                                                   ------------
              COMMUNICATIONS EQUIPMENT--6.5%
    4,000     Advanced Fibre Communications Inc.* ................      241,500
   15,500     Cisco Systems, Inc.* ...............................    1,040,437
    4,700     LM Ericsson Telephone Co. ADR Cl. B ................      185,063
    6,700     Motorola, Inc. .....................................      509,200
   20,800     Tellabs, Inc.* .....................................    1,162,200
                                                                   ------------
                                                                      3,138,400
                                                                   ------------
              COMPUTER RELATED &
              BUSINESS EQUIPMENT--2.5%
   19,200     Bay Networks Inc.* .................................      510,010
    7,600     International Business Machines Corp. ..............      685,429
                                                                   ------------
                                                                      1,195,439
                                                                   ------------
              COMPUTER SERVICES--.7%
   10,300     Sterling Commerce, Inc.* ...........................      338,613
                                                                   ------------
              COMPUTER SOFTWARE--8.8%
   17,400     Electronics For Imaging Inc.* ......................      822,150
    6,900     Microsoft Corporation* .............................      871,988
   25,100     Oracle Corp.* ......................................    1,264,413
   17,900     Parametric Technology Corporation* .................      761,878
   18,100     Structural Dynamics Research Corp.* ................      475,125
                                                                   ------------
                                                                      4,195,554
                                                                   ------------
              CONGLOMERATE--2.0%
   13,400     Tyco International Ltd.+ ...........................      932,144
                                                                   ------------
              CONSUMER PRODUCTS--7.7%
    7,200     ADT Ltd.* ..........................................      237,600
   10,000     CUC International Inc.* ............................      258,130
   19,800     Colgate Palmolive Co. ..............................    1,291,950
    4,200     Corning Inc. .......................................      233,625
   16,100     Gillette Co. .......................................    1,525,475
    3,100     Newell Co. .........................................      122,838
                                                                   ------------
                                                                      3,669,618
                                                                   ------------
              ENERGY & ENERGY SERVICES--3.1%
    6,500     Diamond Offshore Drilling Inc.* ....................      507,813
    7,800     Schlumberger Ltd. ..................................      975,000
                                                                   ------------
                                                                      1,482,813
                                                                   ------------
              FINANCIAL SERVICES--7.6%
   11,000     Citicorp ...........................................    1,326,193
   14,600     Money Store Inc. (The)+ ............................      418,845
   19,470     Morgan Stanley, Dean Witter, Discover Co. ..........      838,437
   24,500     Schwab (Charles) Corporation (The)+ ................      996,855
                                                                   ------------
                                                                      3,580,330
                                                                   ------------
              FOODS & BEVERAGES--.6%
    7,000     PepsiCo, Inc. ......................................      262,941
                                                                   ------------
              HEALTH CARE--1.8%
   11,200     McKesson Corp. .....................................      868,000
                                                                   ------------
              HEALTH MAINTENANCE ORGANIZATION--1.5%
   10,000     Oxford Health Plans, Inc.* .........................      717,500
                                                                   ------------
              INDUSTRIAL EQUIPMENT--.3%
    9,700     Comfort Systems USA Inc.* ..........................      151,563
                                                                   ------------
              INSURANCE--3.0%
    9,600     American International Group Inc. ..................    1,434,000
                                                                   ------------
              LEISURE & ENTERTAINMENT--1.4%
   11,000     Carnival Corporation Cl. A .........................      453,750
   11,500     International Game Technology ......................      204,125
                                                                   ------------
                                                                        657,875
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1997 (UNAUDITED) (CONT'D)
================================================================================
      SHARES        COMMON STOCKS (CONTINUED)                          VALUE
      ------                                                           -----
              MANUFACTURING--1.0%
   20,200     Westinghouse Electric Corp. ........................ $    467,125
                                                                   ------------
              MEDICAL DEVICES--2.3%
   13,000     Becton Dickinson & Co. .............................      658,125
    8,700     ESC Medical Systems Ltd. ...........................      221,850
    7,900     Hologic, Inc.* .....................................      210,337
                                                                   ------------
                                                                      1,090,312
                                                                   ------------
              OIL & GAS--2.1%
   12,400     Halliburton Co. ....................................      982,700
                                                                   ------------
              PHARMACEUTICALS--12.6%
   11,900     Bristol Myers Squibb Co.+ ..........................      963,900
   12,900     Eli Lilly & Company ................................    1,410,137
   16,500     Merck & Co., Inc. ..................................    1,707,750
    3,900     Pfizer Inc. ........................................      466,050
    4,800     Schering-Plough Corporation ........................      229,800
    9,800     Warner-Lambert Co. .................................    1,217,650
                                                                   ------------
                                                                      5,995,287
                                                                   ------------
              POLLUTION CONTROL--1.1%
   10,000     USA Waste Services, Inc.* ..........................      386,250
    3,200     United Waste Systems, Inc.* ........................      131,200
                                                                   ------------
                                                                        517,450
                                                                   ------------
              RESTAURANTS & LODGING--.5%
   10,000     Patriot American Hospitality Inc.+ .................      255,000
                                                                   ------------
              RETAILING--5.5%
    9,500     Gucci Group N.V ....................................      611,563
   16,500     Home Depot, Inc. ...................................    1,137,477
   23,000     TJX Companies, Inc. ................................      606,625
    7,200     Wal-Mart Stores Inc. ...............................      243,454
                                                                   ------------
                                                                      2,599,119
                                                                   ------------
              SEMICONDUCTORS--9.1%
    6,300     Adaptec, Inc.* .....................................      218,925
   13,200     Altera Corporation* ................................      666,600
    3,000     Intel Corp. ........................................      425,439
   17,900     Linear Technology Corporation ......................      926,325
   11,900     Maxim Integrated Products, Inc.* ...................      676,813
    9,700     Texas Instruments, Incorporated+ ...................      815,411
   12,800     Xilinx, Inc.* ......................................      628,006
                                                                   ------------
                                                                      4,357,519
                                                                   ------------
              SEMICONDUCTORS CAPITAL
              EQUIPMENT--1.2%
    6,600     Applied Materials Inc.* ............................      467,366
    3,400     Kulicke & Soffa Industries Inc.* ...................      110,395
                                                                   ------------
                                                                        577,761
                                                                   ------------
              TOTAL COMMON STOCKS
                 (COST $37,911,250) ..............................   45,695,726
                                                                   ------------
              PREFERRED STOCK--1.3%
                 COMMUNICATIONS
    8,700     Nokia Corporation, ADR+
                 (COST $494,586) .................................      641,625
                                                                   ------------
            SHORT-TERM INVESTMENTS--3.6%
            SECURITIES HELD UNDER
               REPURCHASE AGREEMENTS
            Securities Held Under Repurchase
               Agreements, 5.85%-6.375%, 7/1/97,
               with Bear, Stearns & Co. Inc., dtd 6/30/97,
               repurchase price $1,706,858; collateralized
               by U.S. Treasury Strips
              (par value $7,535,000 due 8/15/18)
              (COST $1,706,572) ...............................       1,706,572
                                                                   ------------
TOTAL INVESTMENTS
    (COST $40,112,408)(A) .......................    100.9%          48,043,923
Liabilities in Excess of Other Assets ...........      (.9)            (410,597)
                                                     -----         ------------
NET ASSETS ......................................    100.0%        $ 47,633,326
                                                     =====         ============

--------------------------------------------------------------------------------
   * Non-income producing security.
   + Securities partially or fully on loan.
 (a) At June 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $40,112,408, amounted to $7,931,515 which consisted of aggregate gross unrealized appreciation of $8,176,651 and aggregate gross unrealized depreciation of $245,136.


                       See Notes to Financial Statements.
22

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

=========================================================================================================================
                                                                                             FROM JANUARY 25, 1995
                                                            SIX MONTHS         YEAR ENDED      (COMMENCEMENT OF
                                                              ENDED           DECEMBER 31,        OPERATIONS)
                                                      JUNE 30, 1997(i)(ii)        1996       TO DECEMBER 31, 1995(ii)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    19.36         $    17.43             $  10.00
-------------------------------------------------------------------------------------------------------------------------
Net investment (loss)                                          (0.01)             (0.03)(iii)          (0.03)
Net realized and unrealized gain (loss) on investments          2.51               2.14                 7.46
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            2.50               2.11                 7.43
Distribution from net realized gains                              --              (0.18)                  --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $    21.86         $    19.36             $  17.43
=========================================================================================================================
Total Return                                                   12.91%             12.04%               74.30%
=========================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)               $   47,633         $   34,925             $  5,497
=========================================================================================================================
  Ratio of expenses excluding interest to
    average net assets                                          0.96%              1.06%                1.50%
=========================================================================================================================
  Ratio of expenses including interest to
    average net assets                                          0.97%              1.09%                1.56%
=========================================================================================================================
  Decrease reflected in above expense ratios
    due to expense reimbursements                                 --                 --                 2.36%
=========================================================================================================================
  Ratio of net investment (loss) to average net assets         (0.12%)            (0.15%)              (0.71%)
=========================================================================================================================
  Portfolio Turnover Rate                                      70.04%            102.10%              178.23%
=========================================================================================================================
Amount of debt outstanding at end of period                       --                 --                   --
=========================================================================================================================
Average amount of debt outstanding during the period      $   28,840         $   76,079             $  8,122
=========================================================================================================================
Average daily number of shares outstanding
  during the period                                        2,004,938          1,107,187               75,460
=========================================================================================================================
Average amount of debt per share during the period        $     0.01         $     0.07             $   0.11
=========================================================================================================================
Average Commission Rate Paid                              $    .0716         $    .0682
===============================================================================================

 (i)  Unaudited.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1997

===================================================================================================================================

                                                             AMERICAN       AMERICAN
                                                               SMALL         INCOME                        AMERICAN      AMERICAN
                                            AMERICAN        CAPITALIZA-       AND           AMERICAN        MIDCAP       LEVERAGED
                                             GROWTH            TION          GROWTH         BALANCED        GROWTH        ALLCAP
                                            PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities, at value
   (identified cost*)--see accompany-
   ing schedules of investments         $1,250,812,485    $1,456,443,710   $35,959,781    $14,624,741    $449,877,873   $48,043,923
 Receivable for investment securities
   sold                                     16,788,875         5,269,061       920,367        111,537         482,459     1,326,791
 Receivable for shares of beneficial
   interest sold                             1,505,302         1,341,250       159,698         16,978       3,411,311       375,569
 Interest and dividends receivable             542,108           444,267        26,208         57,122         110,753        17,481
 Other assets                                   23,041            36,774           477            275          10,337           614
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                          1,269,671,811     1,463,535,062    37,066,531     14,810,653     453,892,733    49,764,378
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities loaned              38,156,667                --       819,849        114,490              --       622,198
 Payable for investment securities
   purchased                                39,544,992         9,001,764       841,864        727,833      15,315,358     1,458,187
 Payable for shares of beneficial
   interest redeemed                         1,124,837         4,821,761            --         15,169       2,208,961         5,046
 Accrued investment management fees            739,961         1,023,557        17,729          8,621         295,463        32,618
 Accrued expenses                               80,021           103,085         7,236          7,635          36,200        13,003
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                        79,646,478        14,950,167     1,686,678        873,748      17,855,982     2,131,052
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $1,190,025,333    $1,448,584,895   $35,379,853    $13,936,905    $436,036,751   $47,633,326
===================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                         $902,523,744    $1,253,065,638   $26,875,361    $11,726,922    $359,752,940   $40,886,389
  Undistributed net investment
    income (accumulated loss)                1,605,811        (6,643,593)      108,086        122,207        (423,675)      (64,211)
  Undistributed net realized gain
    (accumulated loss)                      59,923,306      (109,029,080)    1,561,299        483,761      11,822,939    (1,120,367)
  Net unrealized appreciation              225,972,472       311,191,930     6,835,107      1,604,015      64,884,547     7,931,515
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $1,190,025,333    $1,448,584,895   $35,379,853    $13,936,905    $436,036,751   $47,633,326
===================================================================================================================================

Shares of beneficial interest
  outstanding--Note 6                       30,106,049        36,640,885     3,595,363      1,387,296      19,369,988     2,179,222
===================================================================================================================================

NET ASSET VALUE PER SHARE                       $39.53            $39.53         $9.84         $10.05          $22.51        $21.86
===================================================================================================================================
*Identified cost                        $1,024,840,013    $1,145,251,780   $29,124,674    $13,020,726    $384,993,326   $40,112,408
===================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1997

=========================================================================================================================

                                               AMERICAN       AMERICAN
                                                SMALL          INCOME                    AMERICAN        AMERICAN
                                   AMERICAN   CAPITALIZA-       AND        AMERICAN       MIDCAP        LEVERAGED
                                    GROWTH       TION          GROWTH      BALANCED       GROWTH          ALLCAP
                                  PORTFOLIO    PORTFOLIO      PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Income:
  Interest                     $  1,749,552   $ 2,820,577    $   38,354   $  163,575    $   807,676    $   37,187
  Dividends                       4,053,384     2,143,484       159,107       27,486        772,707       130,673
---------------------------------------------------------------------------------------------------------------------------
   Total Income                   5,802,936     4,964,061       197,461      191,061      1,580,383       167,860
---------------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fees-- Note 3(a)     3,998,271     5,789,738        83,152       44,577      1,608,483       168,543
  Interest expense                       --            --            --           --             --         1,201
  Custodian fees                    119,146       174,465         8,940       10,060         55,530        13,545
  Transfer Agent fees                 1,240         1,240         1,240        1,240          1,240         1,240
  Professional fees                  23,738        31,370         2,214        2,699         10,401         2,760
  Trustees' fees                      1,984         1,984         1,984        1,984          1,984         1,984
  Miscellaneous                      37,641        48,229         1,207          975         12,942         2,431
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                 4,182,020     6,047,026        98,737       61,535      1,690,580       191,704
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   (Loss)                         1,620,916    (1,082,965)       98,724      129,526       (110,197)      (23,844)
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss)
       on investments            61,469,106  (101,456,791)    1,575,099      485,618     12,166,866      (369,850)
     Net change in
       unrealized appreciation
       (depreciation)
       on investments            97,016,112   110,155,341     3,832,279      768,043     16,144,064     5,498,877
---------------------------------------------------------------------------------------------------------------------------
       Net realized and
         unrealized gain
         on investments         158,485,218     8,698,550     5,407,378    1,253,661     28,310,930     5,129,027
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS              $160,106,134    $ 7,615,585   $5,506,102   $1,383,187    $28,200,733    $5,105,183
===========================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1997
================================================================================


--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
Cash flows from operating activities:
  Interest received                                                 $    35,493
  Dividends received                                                    124,085
  Interest paid                                                          (6,084)
  Operating expenses paid                                              (184,063)
  Disposition (purchase) of short-term securities, net                 (308,440)
  Purchase of portfolio securities                                  (33,054,727)
  Proceeds from disposition of portfolio securities                  26,108,021
  Other                                                                    (155)
-------------------------------------------------------------------------------
       Net cash provided by (used in) operating activities           (7,285,870)
-------------------------------------------------------------------------------
Cash flows from financing activities:
  Proceeds from shares sold                                          15,257,178
  Payments on shares redeemed                                        (7,679,070)
  Decrease in cash collateral received on securities loaned            (292,238)
-------------------------------------------------------------------------------
       Net cash provided by financing activities                      7,285,870
-------------------------------------------------------------------------------
Net increase in cash                                                         --
Cash--beginning of period                                                    --
-------------------------------------------------------------------------------
Cash--end of period                                                $         --
===============================================================================
RECONCILIATION  OF NET INCREASE IN NET ASSETS TO NET CASH
PROVIDED BY (USED IN) OPERATING ACTIVITIES:
  Net increase in net assets  resulting from  operations             $5,105,183
  Increase in investments                                            (7,504,908)
  Increase in receivable for investments sold                        (1,208,424)
  Increase in interest and dividends receivable                          (8,282)
  Increase in payable for investments purchased                       1,458,187
  Net realized loss                                                     369,850
  Net increase in unrealized appreciation                            (5,498,877)
  Increase in accrued expenses                                            1,557
  Net increase in other assets                                             (156)
-------------------------------------------------------------------------------
  Net cash used in operating activities                            $ (7,285,870)
===============================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1997

=================================================================================================================================

                                                            AMERICAN       AMERICAN
                                                              SMALL         INCOME                       AMERICAN        AMERICAN
                                          AMERICAN          CAPITALIZA-       AND         AMERICAN        MIDCAP        LEVERAGED
                                           GROWTH              TION          GROWTH        BALANCED       GROWTH          ALLCAP
                                          PORTFOLIO          PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            $  1,620,916     $   (1,082,965)  $    98,724   $   129,526  $    (110,197)  $    (23,844)
Net realized gain (loss) on investments   61,469,106       (101,456,791)    1,575,099       485,618     12,166,866       (369,850)
Net change in unrealized appreciation
  on investments                          97,016,112        110,155,341     3,832,279       768,043     16,144,064      5,498,877
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                        160,106,134          7,615,585     5,506,102     1,383,187     28,200,733      5,105,183
Dividends to shareholders:
  Net investment income                   (3,760,721)                --      (141,500)     (155,278)      (250,596)            --
  Net realized gains                      (6,810,754)       (54,749,439)   (1,170,590)     (210,546)    (6,110,692)            --
Net increase from shares
  of beneficial interest
  transactions-- Note 6                   49,462,306         26,200,280    10,275,601     2,433,858     19,350,572      7,602,873
---------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)          198,996,965        (20,933,574)   14,469,613     3,451,221     41,190,017     12,708,056
Net Assets
  Beginning of period                    991,028,368      1,469,518,469    20,910,240    10,485,684    394,846,734     34,925,270
---------------------------------------------------------------------------------------------------------------------------------
  End of period                       $1,190,025,333     $1,448,584,895   $35,379,853   $13,936,905   $436,036,751    $47,633,326
=================================================================================================================================
  Undistributed net investment
    income (accumulated loss)         $    1,605,811     $   (6,643,593)  $   108,086   $   122,207   $   (423,675)   $   (64,211)
=================================================================================================================================

                                                                                                                               27

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1996

====================================================================================================================================

                                                            AMERICAN       AMERICAN
                                                              SMALL          INCOME                       AMERICAN        AMERICAN
                                             AMERICAN       CAPITALIZA-       AND           AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH           TION          GROWTH         BALANCED       GROWTH          ALLCAP
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              $  3,757,275   $   (1,171,148)   $   139,955    $  153,453    $    241,899    $   (32,302)
Net realized gain (loss) on investments     10,026,741       74,215,000      1,169,219       215,191       9,953,972       (496,035)
Net change in unrealized appreciation
  (depreciation) on investments             75,821,385      (40,231,403)     1,638,507       327,089      17,131,537      2,028,927
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                           89,605,401       32,812,449      2,947,681       695,733      27,327,408      1,500,590
Dividends to shareholders:
  Net investment income                       (460,331)              --       (229,100)     (324,679)             --             --
  Net realized gains                       (19,459,452)      (4,872,722)    (7,658,484)   (2,173,260)     (5,502,860)      (145,132)
Additional paid-in capital                          --        1,653,352             --            --              --             --
Net increase from
  shares of beneficial
  interest transactions-- Note 6           418,369,211      455,713,242     17,210,684     8,616,721     187,673,423     28,072,726
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase                         488,054,829      485,306,321     12,270,781     6,814,515     209,497,971     29,428,184
Net Assets
  Beginning of year                        502,973,539      984,212,148      8,639,459     3,671,169     185,348,763      5,497,086
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                             $991,028,368   $1,469,518,469    $20,910,240   $10,485,684    $394,846,734    $34,925,270
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                    $  3,745,616   $   (5,560,628)   $   150,862   $   147,959    $    (62,882)   $   (40,367)
===================================================================================================================================


THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30,1997
================================================================================

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers, and are collateralized by U.S. Government securities. Such collateral is verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At June 30, 1997, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                 SECURITIES           VALUE OF
                                                   LOANED            COLLATERAL
                                                 ----------          ----------
American Growth Portfolio ................      $ 37,140,631       $ 38,156,667
American Small Capitalization
   Portfolio .............................         4,849,468          4,849,500
American Income and Growth
   Portfolio .............................           799,617            819,849
American Balanced Portfolio ..............           110,538            114,490
American MidCap Growth
   Portfolio .............................                --                 --
American Leveraged AllCap
   Portfolio .............................           609,642            622,198



(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid annually.

Dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 1996, the net capital loss carryforward of the American Leveraged AllCap Portfolio which may be used to offset future net realized gains was approximately $678,000, and expires in 2004.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30,1997
================================================================================

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of the Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio .......................   .750%
American Small Capitalization Portfolio .........   .850
American Income and Growth Portfolio ............   .625
American Balanced Portfolio .....................   .750
American MidCap Growth Portfolio ................   .800
American Leveraged AllCap Portfolio .............   .850

The Agreements further provide that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the six months ended June 30, 1997, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $1,359,457, $1,451,916, $47,272, $10,806, $631,948
and $59,736, respectively, in connection with securities transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

(d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services. At June 30, 1997, Alger Inc. and affiliates owned 36,459 shares, 22,616 shares, 2,961 shares, 2,449 shares, 1 share, and 24,714 shares of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, respectively.

During the year ended December 31, 1996, Alger Management contributed additional paid-in capital of approximately $1,653,000 to the American Small Capitalization Portfolio for the purpose of correcting an error.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1997, were as follows:

                                               PURCHASES           SALES
                                               ---------           -----
American Growth Portfolio                   $ 672,188,615     $ 617,441,111
American Small Capitalization
   Portfolio ...........................      808,766,998       803,255,071
American Income and Growth
   Portfolio ...........................       23,937,247        15,996,772
American Balanced Portfolio ............        6,855,912         4,911,290
American MidCap Growth
   Portfolio ...........................      339,242,682       320,463,732
American Leveraged AllCap
   Portfolio ...........................       34,512,914        27,316,473

NOTE 5--LINE-OF-CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with a bank whereby it may borrow up to one-third of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. During the six months ended June 30, 1997, the American Leveraged AllCap Portfolio had borrowings which averaged $28,840 at a weighted average interest rate of 8.28%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30,1997
================================================================================

During the six months ended June 30, 1997, transactions of shares of beneficial interest were as follows:

                                                     SHARES          AMOUNT
                                                     ------          ------
American Growth
   Portfolio:
  Shares sold ............................          8,703,428    $ 318,596,995
  Dividends reinvested ...................            283,342       10,571,475
                                                  -----------    -------------
                                                    8,986,770      329,168,470
  Shares redeemed ........................         (7,749,195)    (279,706,164)
                                                  -----------    -------------
   Net increase ..........................          1,237,575    $  49,462,306
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Small Capitalization
    Portfolio:
  Shares sold ............................          9,249,561    $ 355,752,842
  Dividends reinvested ...................          1,463,106       54,749,439
                                                  -----------    -------------
                                                   10,712,667      410,502,281
  Shares redeemed ........................         (9,996,472)    (384,302,001)
                                                  -----------    -------------
   Net increase ..........................            716,195    $  26,200,280
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Income and Growth
    Portfolio:
  Shares sold ............................          1,634,274    $  14,930,965
  Dividends reinvested ...................            142,001        1,312,090
                                                  -----------    -------------
                                                    1,776,275       16,243,055
  Shares redeemed ........................           (663,395)      (5,967,454)
                                                  -----------    -------------
   Net increase ..........................          1,112,880    $  10,275,601
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Balanced
    Portfolio:
  Shares sold ............................            318,829    $   3,061,452
  Dividends reinvested ...................             38,027          365,824
                                                  -----------    -------------
                                                      356,856        3,427,276
  Shares redeemed ........................           (104,052)        (993,418)
                                                  -----------    -------------
   Net increase ..........................            252,804    $   2,433,858
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American MidCap Growth
    Portfolio:
  Shares sold ............................          7,959,105    $ 170,125,162
  Dividends reinvested ...................            297,953        6,361,288
                                                  -----------    -------------
                                                    8,257,058      176,486,450
  Shares redeemed ........................         (7,381,326)    (157,135,878)
                                                  -----------    -------------
   Net increase ..........................            875,732    $  19,350,572
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Leveraged AllCap
    Portfolio:
  Shares sold ............................            761,980    $  15,285,892
  Shares redeemed ........................           (386,636)      (7,683,019)
                                                  -----------    -------------
   Net increase ..........................            375,344    $   7,602,873
                                                  ===========    =============


During the year ended December 31, 1996, transactions of shares of beneficial interest were as follows:

                                                     SHARES          AMOUNT
                                                     ------          ------
American Growth
   Portfolio:
  Shares sold ............................         19,647,051    $ 642,965,537
  Dividends reinvested ...................            603,264       19,919,783
                                                  -----------    -------------
                                                   20,250,315      662,885,320
  Shares redeemed ........................         (7,525,422)    (244,516,109)
                                                  -----------    -------------
   Net increase ..........................         12,724,893    $ 418,369,211
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Small Capitalization
    Portfolio:
  Shares sold ............................         23,962,644    $ 986,432,069
  Dividends reinvested ...................            107,827        4,872,722
                                                  -----------    -------------
                                                   24,070,471      991,304,791
  Shares redeemed ........................        (13,122,238)    (535,591,549)
                                                  -----------    -------------
   Net increase ..........................         10,948,233    $ 455,713,242
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Income and Growth
    Portfolio:
  Shares sold ............................          1,280,083    $  12,357,144
  Dividends reinvested ...................          1,064,451        7,887,584
                                                  -----------    -------------
                                                    2,344,534       20,244,728
  Shares redeemed ........................           (347,790)      (3,034,044)
                                                  -----------    -------------
   Net increase ..........................          1,996,744    $  17,210,684
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Balanced
    Portfolio:
  Shares sold ............................            701,980    $   7,239,916
  Dividends reinvested ...................            278,167        2,497,939
                                                  -----------    -------------
                                                      980,147        9,737,855
  Shares redeemed ........................           (114,847)     (1,121,134)
                                                  -----------    -------------
   Net increase ..........................            865,300    $   8,616,721
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American MidCap Growth
    Portfolio:
  Shares sold ............................         16,365,480    $ 340,608,341
  Dividends reinvested ...................            252,773        5,502,860
                                                  -----------    -------------
                                                   16,618,253      346,111,201
  Shares redeemed ........................         (7,657,192)    (158,437,778)
                                                  -----------    -------------
   Net increase ..........................          8,961,061    $ 187,673,423
                                                  ===========    =============

                                                     SHARES          AMOUNT
                                                     ------          ------
American Leveraged AllCap
    Portfolio:
  Shares sold ............................          2,109,229    $  39,694,878
  Dividends reinvested ...................              7,221          145,132
                                                  -----------    -------------
                                                    2,116,450       39,840,010
  Shares redeemed ........................           (627,954)     (11,767,284)
                                                  -----------    -------------
   Net increase ..........................          1,488,496    $  28,072,726
                                                  ===========    =============


                                                                              31